EXPLORATION AND EVALUATION PROPERTY (Disclosure of net loss and comprehensive loss from discontinued operations) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
EXPENSES
Impairment of exploration and evaluation assets	$ 26,671,935	$ 0
Loss from discontinued operations	$ 26,671,935	$ 0